Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of options and warrants granted, exercised, forfeited and outstanding
	2022-Stock Options		2022-Warrants
	Number of Options	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price
Outstanding at January 1, 2022	1,450,000	$0.01	14,802,006	$5.18
Granted	—	—	3,382,780	3.95
Exercised	—	—	1,437,730	—
Forfeited	—	—	275,988	—
Outstanding at March 31	1,450,000	$0.01	16,471,068	$4.52
Exercisable at March 31,	1,450,000		4,351,664

	2021 – Stock Options		2021 – Warrants
	Number of Options	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price
Outstanding at beginning of year	1,250,000	$0.01	1,382,441	$0.01
Granted	200,000	0.01	13,419,565	5.78
Exercised	—	—	—	—
Forfeited	—	—	—	—
Outstanding at December 31,	1,450,000	$0.01	1,480,157	$5.18
Exercisable at December 31,	1,450,000		1,480,157
Available for issuance at December 31,	550,000		—
	2020 – Stock Options		2020 – Warrants
	Number of Options	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price
Outstanding at beginning of year	—	$0.01	89,996	$0.01
Granted	1,250,000	0.01	1,2452,449	0.01
Exercised	—	—	—	—
Forfeited	—	—	—	—
Outstanding at December 31,	1,250,000	$0.01	1,542,445	$0.01
Exercisable at December 31,	1,250,000		89,996
Available for issuance at December 31,	750,000		—

Schedule of option and warrant
Risk-free interest rate	2.90%
Expected volatility	80%
Expected life (years)	5
Dividend yield	0%

	2021	2020
Risk-free interest rate	0.36%	1.69%
Expected volatility	77%	81%
Expected life (years)	5	5
Dividend yield	0%	0%